Financial Assets	12 Months Ended
Dec. 31, 2023
Financial Assets
Financial Assets

(11)   Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2023 and 2022 are as follows:

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Other non-current investments		11,139	11,540
Non-current derivatives	Note 30	1,043	27,030
Total Non-current financial assets measured at fair value		12,182	38,570
Non-current guarantee deposits		8,872	9,277
Other non-current financial assets	(a)	18,996	463,201
Non-current loans to third parties	(b)	136,626	109,697
Total Non-current financial assets measured at amortized cost		164,494	582,175

In Non-current guarantee deposits, there are long-term deposits with related parties that amount 934 thousand Euros at 31 December 2023 (934 thousand Euros at 31 December 2022) (see note 31).

Details of current financial assets on the consolidated balance sheet at 31 December 2023 and 2022 are as follows:

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Current derivatives	Note 31	23,644	12,629
Total Non-current financial assets measured at fair value		23,644	12,629

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Deposits and guarantees		325	359
Other current financial assets	(a)	116,143	30,627
Current loans to third parties	(b)	120	48
Total other current financial assets measured at amortized cost		116,588	31,034

(a)	Other non-current and current financial assets

Details of other non-current and current financial assets are as follows:

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Other financial assets with related parties	Note 31	101,217	318,890
Other financial assets with associated parties	Note 31	418	—
Other financial assets with third parties		33,504	174,938
Total other non-current and current financial assets		135,139	493,828

Other financial assets with related parties includes the open balance of the cash pooling that Haema AG and BPC Plasma, Inc. have with Scranton Plasma B.V. (see note 31). Those balances have been reclassified from non-current to curent based on their maturity. In 2023, the balance was significantly reduced because BPC Plasma Inc. distributed a dividend without cash outflow compensating “other non-current financial assets”. The dividend corresponds to the result of the previous 4 years for a value of Euros 266,406 thousand to its shareholder Scranton Plasma B.V. This distribution had an impact against the group’s non-controlling interests reserves (see note 19).

(b)	Non-current and current loans

Details of non-current and current loans are as follows:

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Loans to related parties	Nota 31	115,209	96,537
Loans to third parties		21,537	13,208
Total current and non-current loans		136,746	109,745